Long-Term Debt - Summary of Long-term Debt (Detail) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 79,284	$ 31,443	$ 13,959
Less: FP Term Loan embedded derivative asset		(8,922)
Less: Debt issuance costs		(12,058)	(4,798)	0
Long-term debt, current portion			0	(6,000)
Non-current portion of long-term debt		58,304	26,645	7,959
Eastward Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			15,000	0
EIB Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			14,734	0
SVB Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			0	13,959
PPP Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			1,699	$ 0
FP Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[1]	79,284
Other [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 10

[1]	Includes a debt premium of $8,922 recognized in relation to the FP Term Loan embedded derivative.